INVENTORIES, NET	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5. INVENTORIES, NET

Inventories, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Spare parts and other materials	3,539,223	3,455,213
Work-in-progress	44,074,158	22,315,068
	47,613,381	25,770,281

The Group recorded a provision for allowance for inventories of HK$280,000 and HK$70,000 for the years ended September 30, 2024 and 2025, respectively.

Movement of provision for allowance for inventories is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	318,000	598,000
Provision for the year	280,000	70,000
Balance at end of the year	598,000	668,000